Consolidated statements of changes in equity - USD ($) $ in Millions		Total	Equity attributable to owners of parent [member]	Share capital	Treasury shares	Retained earnings	Total value adjustments	Non-controlling interests [member]
Equity | Previously stated [member]		$ 78,692	$ 78,614	$ 944	$ (69)	$ 82,191	$ (4,452)	$ 78
Equity | Increase (decrease) due to changes in accounting policy required by IFRSs [member]		3	3			3
Equity | Restated Value Adjustments [member]		78,695	78,617	944	(69)	82,194	(4,452)	78
Equity | Previously stated [member]		78,692	78,614	944	(69)	82,191	(4,452)	78
Equity | Increase (decrease) due to changes in accounting policy required by IFRSs [member]		3	3			3
Equity | Restated Value Adjustments [member]		78,695	78,617	944	(69)	82,194	(4,452)	78
Equity		51,504	51,426	936	(67)	55,645	(5,088)	78
Equity at beginning of period (Previously stated [member]) at Dec. 31, 2018		78,692	78,614	944	(69)	82,191	(4,452)	78
Equity at beginning of period (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Dec. 31, 2018		3	3			3
Equity at beginning of period (Restated Value Adjustments [member]) at Dec. 31, 2018		78,695	78,617	944	(69)	82,194	(4,452)	78
Net income		8,567	8,565			8,565		2
Other comprehensive income		(667)	(667)			(54)	(613)
Total comprehensive income		7,900	7,898			8,511	(613)	2
Dividends		(6,645)	(6,645)			(6,645)
Dividend in kind		(23,434)	(23,434)			(23,434)
Purchase of treasury shares		(2,972)	(2,972)		(17)	(2,955)
Reduction of share capital				(8)	12	(4)
Exercise of options and employee transactions, equity impact		200	200		3	197
Equity-based compensation		447	447		4	443
Shares delivered to divested business employees, equity impact		32	32			32
Taxes on treasury shares		(185)	(185)			(185)
Increase of treasury share repurchase obligation under a share buyback trading plan		(2,289)	(2,289)			(2,289)
Transaction costs recorded in equity		(253)	(253)			(253)
Fair value adjustments on financial assets sold						19	(19)
Fair value adjustments related to divestments						4	(4)
Impact of change in ownership of consolidated entities		(5)	(3)			(3)		(2)
Other movements		13	13			13
Total of other equity movements		(35,091)	(35,089)	(8)	2	(35,060)	(23)	(2)
Equity at end of period at Jun. 30, 2019		51,504	51,426	936	(67)	55,645	(5,088)	78
Tax reform impact on deferred tax on treasury shares		69
Equity		47,307	47,229	944	(63)	51,518	(5,170)	78
Equity		51,504	51,426	936	(67)	55,645	(5,088)	78
Equity at beginning of period at Mar. 31, 2019		47,307	47,229	944	(63)	51,518	(5,170)	78
Net income		6,800	6,799			6,799		1
Other comprehensive income		90	89				89	1
Total comprehensive income		6,890	6,888			6,799	89	2
Dividend in kind		2,927	2,927			2,927
Purchase of treasury shares		(2,770)	(2,770)		(16)	(2,754)
Reduction of share capital				(8)	12	(4)
Equity-based compensation		175	175			175
Shares delivered to divested business employees, equity impact		32	32			32
Taxes on treasury shares	[1]	(185)	(185)			(185)
Increase of treasury share repurchase obligation under a share buyback trading plan		(2,573)	(2,573)			(2,573)
Transaction costs recorded in equity	[2]	(301)	(301)			(301)
Fair value adjustments on financial assets sold						3	(3)
Fair value adjustments related to divestments						4	(4)
Impact of change in ownership of consolidated entities		(5)	(3)			(3)		(2)
Other movements		7	7			7
Total of other equity movements		(2,693)	(2,691)	(8)	(4)	(2,672)	(7)	(2)
Equity at end of period at Jun. 30, 2019		51,504	51,426	936	(67)	55,645	(5,088)	78
Tax reform impact on deferred tax on treasury shares		69
Equity		51,504	51,426	936	(67)	55,645	(5,088)	78
Equity		55,551	55,474	936	(80)	59,275	(4,657)	77
Equity		53,885	55,474	936	(80)	59,275	(4,657)	77
Equity at beginning of period at Dec. 31, 2019		55,551	55,474	936	(80)	59,275	(4,657)	77
Net income		4,040	4,043			4,043		(3)
Other comprehensive income		175	176			(12)	188	(1)
Total comprehensive income		4,215	4,219			4,031	188	(4)
Dividends		(6,987)	(6,987)			(6,987)
Purchase of treasury shares		(150)	(150)		(1)	(149)
Reduction of share capital				(23)	31	(8)
Exercise of options and employee transactions, equity impact		823	823		8	815
Equity-based compensation		365	365		5	360
Shares delivered to divested business employees, equity impact		29	29		0	29
Taxes on treasury shares		30	30			30
Fair value adjustments on financial assets sold						90	(90)
Other movements		9	9			9
Total of other equity movements		(5,881)	(5,881)	(23)	43	(5,811)	(90)
Equity at end of period at Jun. 30, 2020		53,885	53,812	913	(37)	57,495	(4,559)	73
Equity		50,977	50,903	936	(68)	55,356	(5,321)	74
Equity		53,885	53,812	913	(37)	57,495	(4,559)	73
Equity at beginning of period at Mar. 31, 2020		50,977	50,903	936	(68)	55,356	(5,321)	74
Net income		1,867	1,867			1,867		0
Other comprehensive income		835	836				836	(1)
Total comprehensive income		2,702	2,703			1,867	836	(1)
Purchase of treasury shares		(9)	(9)		0	(9)
Reduction of share capital				(23)	31	(8)
Equity-based compensation		203	203		0	203
Shares delivered to divested business employees, equity impact		8	8		0	8
Fair value adjustments on financial assets sold						74	(74)
Other movements		4	4			4
Total of other equity movements		206	206	(23)	31	272	(74)
Equity at end of period at Jun. 30, 2020		53,885	53,812	913	(37)	57,495	(4,559)	73
Equity		$ 53,885	$ 53,812	$ 913	$ (37)	$ 57,495	$ (4,559)	$ 73

[1]	Included in Q2 2019 is a USD 69 million impact related to the revaluation of deferred tax liability on treasury shares that are recognized through retained earnings. This revaluation resulted from the Swiss Federal tax reform enacted in May 2019, effective January 1, 2020.
[2]	Transaction costs directly attributable to the distribution (spin-off) of the Alcon business to Novartis AG shareholders.